Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) € in Millions					3 Months Ended		9 Months Ended
	Jun. 22, 2026 shares $ / shares	Jun. 22, 2026 $ / shares	Jul. 10, 2025 $ / shares shares	Jul. 10, 2024 $ / shares	Sep. 30, 2026 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2026 $ / shares	Jul. 30, 2026 Rate	May 07, 2026	Dec. 31, 2025 $ / shares	Oct. 16, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €					€ 3.6	€ 2.4	€ 6.9	€ 6.2
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares									$ 10.33			$ 16.28
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	49,092	29,707						24,135
Liabilities from share-based payment transactions (in shares)	19,385		12,603
New awards granted in the period (in shares)		94,110	49,092	36,738
New awards granted in the period (in shares)		94,110	49,092	36,738
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							49,000	631,994
New awards granted in the period (in shares)							1,336,055	1,262,731
New awards granted in the period (in shares)							1,336,055	1,262,731
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								349,823
Liabilities from share-based payment transactions (in shares)								282,171
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							28,683
Liabilities from share-based payment transactions (in shares)							20,317
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								62,000
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								117,023
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 10.02	$ 10.02	$ 17.11	$ 16.33									$ 16.71
Restricted shares | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							238,024
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)								555,994
New awards granted in the period (in shares)								0
New awards granted in the period (in shares)								0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							49,000	76,000
New awards granted in the period (in shares)							179,027	62,000
New awards granted in the period (in shares)							179,027	62,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							0
New awards granted in the period (in shares)							0	0
New awards granted in the period (in shares)							0	0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							0
New awards granted in the period (in shares)							0	0
New awards granted in the period (in shares)							0	0
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)								1,145,708
New awards granted in the period (in shares)								1,145,708
Performance share awards | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)							1,098,031
New awards granted in the period (in shares)							1,098,031
Share options [member] | 2026 Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement											10,262,500
option life							3 years
Option life, share options granted maximum							5 years
Description of method used and assumptions made to incorporate effects of expected early exercise, share options granted | Rate										10.00%